Taxation - Tax Charge Reconciled to Profit Before Taxation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Profit before taxation	£ 1,159.8	£ 950.8	£ (2,790.6)
Tax at the corporation rate of 19.0%	220.4	180.7	(530.2)
Tax effect of earnings from associates	17.4	(13.3)	16.2
Irrecoverable withholding taxes	25.9	52.3	49.4
Tax effect of items that are not deductible in determining taxable profits	66.7	29.3	67.0
Tax effect of non-deductible goodwill impairment	7.2	0.6	542.4
Effect of different tax rates in subsidiaries operating in other jurisdictions	94.3	81.2	92.7
Origination and reversal on unrecognised temporary differences	(1.1)	(36.3)	(29.3)
Tax losses not recognised or utilised in the year	9.8	7.4	21.1
Utilisation of tax losses not previously recognised	(5.4)	(5.1)	(1.7)
Net release of prior year provisions in relation to acquired businesses	(2.8)	(1.1)	(1.7)
Other prior year adjustments	(48.0)	(41.8)	(98.8)
Impact of deferred tax rate change	0.0	(23.8)	0.0
Tax charge	£ 384.4	£ 230.1	£ 127.1
Effective tax rate on profit/(loss) before tax	33.10%	24.20%	(4.60%)